Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
Other Current Assets [Abstract]
Schedule of other current assets
	December 31,
	2016	2015
Other receivables	$263,791	$321,773
Deposits	777,808	724,159
Others	324	-
Total other current assets	$1,041,923	$1,045,932